Business combinations - Additional information (Details) - Individually immaterial acquisitions - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business combinations
Deferred consideration	£ 22	£ 13
Contingent consideration	£ 23	28
Payment term for both deferred and contingent consideration	5 years
Release of contingent consideration liabilities not paid	£ 10	£ 1